Fair Value of Assets and Liabilities - Amounts Recognised in the Statement of Profit or Loss (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Financial Assets
Financial assets, amounts recognized in income statement	€ (273)	€ 468
Financial liabilities
Financial liabilities, amounts recognized in income statement	(67)	286
Level 3 [member]
Financial Assets
Financial assets, amounts recognized in income statement	(273)	468
Financial liabilities
Financial liabilities, amounts recognized in income statement	(67)	286
Trading assets [member]
Financial Assets
Financial assets, amounts recognized in income statement	(232)	226
Non-trading derivatives liabilities [member]
Financial Assets
Financial assets, amounts recognized in income statement	(45)	(34)
Financial liabilities
Financial liabilities, amounts recognized in income statement	44	12
Financial liabilities designated as at fair value through profit and loss [member]
Financial Assets
Financial assets, amounts recognized in income statement	4	76
Financial liabilities
Financial liabilities, amounts recognized in income statement	(6)	(3)
Available-for-sale [member]
Financial Assets
Financial assets, amounts recognized in income statement		200
Trading liabilities [member]
Financial liabilities
Financial liabilities, amounts recognized in income statement	(105)	277
Held at balance sheet date [member] | Level 3 [member]
Financial Assets
Financial assets, amounts recognized in income statement	(275)	265
Financial liabilities
Financial liabilities, amounts recognized in income statement	(67)	286
Held at balance sheet date [member] | Trading assets [member] | Level 3 [member]
Financial Assets
Financial assets, amounts recognized in income statement	(232)	226
Held at balance sheet date [member] | Non-trading derivatives liabilities [member] | Level 3 [member]
Financial Assets
Financial assets, amounts recognized in income statement	(45)	(34)
Financial liabilities
Financial liabilities, amounts recognized in income statement	44	12
Held at balance sheet date [member] | Financial liabilities designated as at fair value through profit and loss [member] | Level 3 [member]
Financial Assets
Financial assets, amounts recognized in income statement	4	76
Financial liabilities
Financial liabilities, amounts recognized in income statement	(6)	(3)
Held at balance sheet date [member] | Available-for-sale [member] | Level 3 [member]
Financial Assets
Financial assets, amounts recognized in income statement	(2)	(3)
Held at balance sheet date [member] | Trading liabilities [member] | Level 3 [member]
Financial liabilities
Financial liabilities, amounts recognized in income statement	(105)	277
Derecognised during the year [member] | Level 3 [member]
Financial Assets
Financial assets, amounts recognized in income statement	2	203
Derecognised during the year [member] | Available-for-sale [member] | Level 3 [member]
Financial Assets
Financial assets, amounts recognized in income statement	€ 2	€ 203